FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

NOTE D — FAIR VALUE MEASUREMENTS

Accounting Standards Codification (“ASC”) 820 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. ASC 820 does not require any new fair value measurements, but clarifies and standardizes some divergent practices that have emerged since prior guidance was issued. ASC 820 creates a three-level hierarchy under which individual fair value estimates are to be ranked based on the relative reliability of the inputs used in the valuation.
Fair value estimates are made at a specific moment in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument.
Because no active market readily exists for a portion of the Company’s financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.
The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

Fair Value Hierarchy

The Company groups assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. These levels are:
•	Level 1 — Valuation is based upon quoted prices for identical instruments traded in active markets.
•
Level 2 — Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market.

•
Level 3 — Valuation is generated from model-based techniques that use at least one significant assumption not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flows models and similar techniques.

The following is a description of valuation methodologies used for assets and liabilities recorded at fair value on a recurring basis.

Investment Securities Available-for-Sale (“AFS”)

Investment securities available-for-sale are recorded at fair value on a recurring basis. Fair value measurement is based upon quoted prices, if available. If quoted prices are not available, fair values are measured using independent pricing models or other model-based valuation techniques such as the present value of future cash flows, adjusted for the security’s credit rating, prepayment assumptions and other factors such as credit loss assumptions. Level 1 securities include those traded on an active exchange, such as the New York Stock Exchange, U.S. Treasury securities that are traded by dealers or brokers in active over-the-counter markets and money market funds. Level 2 securities include U.S. government agencies, mortgage-backed securities issued by government sponsored entities, and municipal bonds. There have been no changes in valuation techniques for the three months and nine months ended September 30, 2013. Valuation techniques are consistent with techniques used in prior periods.
The following tables summarize quantitative disclosures about the fair value measurement for each category of assets carried at fair value on a recurring basis as of September 30, 2013 and December 31, 2012 (in thousands):
Investment securities available for sale September 30, 2013	Fair value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
U.S. government agencies – Government Sponsored- Enterprises (“GSE’s”)	$37,358	$—	$37,358	$—
Mortgage-backed securities – GSE’s	40,949	—	40,949	—
Municipal bonds	8,169	—	8,169	—
Total	$86,476	$—	$86,476	$—
Investment securities available for sale December 31, 2012	Fair value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
U.S. government agencies – GSE’s	$37,154	$—	$37,154	$—
Mortgage-backed securities – GSE’s	35,954	—	35,954	—
Municipal bonds	8,383	—	8,383	—
Total	$81,491	$—	$81,491	$—
The following is a description of valuation methodologies used for assets recorded at fair value on a non-recurring basis.

Loans

The Company does not record loans at fair value on a recurring basis. However, from time to time, a loan is considered impaired and an allowance for loan losses is established. Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired, management measures impairment in accordance with ASC 310, “Receivables”. The fair value of impaired loans is estimated using one of several methods, including collateral value, market value of similar debt, enterprise value, or liquidation value and discounted cash flows. Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceed the recorded investments in such loans. At September 30, 2013 and December 31, 2012, substantially all of the total impaired loans were evaluated based on the fair value of the collateral. Impaired loans where an allowance is established based on the fair value of collateral require classification in the fair value hierarchy. When the fair value of the collateral is based on an observable market price or a current appraised value, the Company records the impaired loan as non-recurring Level 2. When an appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price, the Company records the impaired loan as non-recurring Level 3. The significant unobservable input used in the fair value measurement of the Company’s impaired loans is the discount applied to appraised values to account for expected liquidation and selling costs. At September 30, 2013, the discounts used ranged between 6% and 50%. There were no transfers between levels from the prior reporting periods and there have been no changes in valuation techniques for the three months and nine months ended September 30, 2013.

Foreclosed Real Estate

Foreclosed real estate are properties recorded at the balance of the loan or an estimated fair value less estimated selling costs, whichever is less. Inputs include appraised values on the properties or recent sales activity for similar assets in the property’s market. Therefore, foreclosed real estate is classified within Level 3 of the hierarchy. The significant unobservable input used in the fair value measurement of the Company’s impaired loans is the discount applied to appraised values to account for expected liquidation and selling costs. At September 30, 2013, the discounts used ranged between 6% and 42%. There have been no changes in valuation techniques for the quarter ended September 30, 2013.
The following tables summarize quantitative disclosures about the fair value measurement for each category of assets carried at fair value on a non-recurring basis as of September 30, 2013 and December 31, 2012 (in thousands):
Asset Category September 30, 2013	Fair value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Impaired loans	$10,373	$—	$—	$10,373
Foreclosed real estate	2,164	—	—	2,164
Total	$12,537	$—	$—	$12,537
As of September 30, 2013, the Bank identified $19.7 million in impaired loans, of which $10.4 million were carried at fair value on a non-recurring basis which included $7.1 million in loans that required a specific reserve of $604,000, and an additional $3.9 million in other loans without specific reserves that had partial charge-offs.
Asset Category December 31, 2012	Fair value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Impaired loans	$8,104	$—	$—	$8,104
Foreclosed real estate	2,833	—	—	2,833
Total	$10,937	$—	$—	$10,937
As of December 31, 2012, the Bank identified $19.7 million in impaired loans, of which $8.1 million were carried at fair value on a non-recurring basis which included $6.0 million in loans that required a specific reserve of $909,000, and an additional $3.0 million in other loans without specific reserves that had partial charge-offs.

NOTE K — FAIR VALUE MEASUREMENTS

ASC 820 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. ASC 820 does not require any new fair value measurements, but clarifies and standardizes some divergent practices that have emerged since prior guidance was issued. ASC 820 creates a three-level hierarchy under which individual fair value estimates are to be ranked based on the relative reliability of the inputs used in the valuation.
Financial instruments include cash and due from banks, interest-earning deposits with banks, investments, loans, deposit accounts and borrowings. Fair value estimates are made at a specific moment in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument. Because no active market readily exists for a portion of the Company’s financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.
The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

Fair Value Hierarchy

The Company groups assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. These levels are:
•	Level 1 — Valuation is based upon quoted prices for identical instruments traded in active markets.
•
Level 2 — Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market.

•
Level 3 — Valuation is generated from model-based techniques that use at least one significant assumption not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flows models and similar techniques.

The following is a description of valuation methodologies used for assets and liabilities recorded at fair value.

Investment Securities Available-for-Sale

Investment securities available-for-sale are recorded at fair value on a recurring basis. Fair value measurement is based upon quoted prices, if available. If quoted prices are not available, fair values are measured using independent pricing models or other model-based valuation techniques such as the present value of future cash flows, adjusted for the security’s credit rating, prepayment assumptions and other factors such as credit loss assumptions. Level 1 securities include those traded on an active exchange, such as the New York Stock Exchange, U.S. Treasury securities that are traded by dealers or brokers in active over-the-counter markets and money market funds. Level 2 securities include U.S. government agencies — GSE’s, mortgage-backed securities issued by government sponsored entities, municipal bonds and corporate debt securities. Securities classified as Level 3 include asset-backed securities in less liquid markets.
The following tables summarize quantitative disclosures about the fair value measurement for each category of assets carried at fair value on a recurring basis as of December 31, 2012 and December 31, 2011 (dollars in thousands):

Investment securities available for sale December 31, 2012	Fair value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
U.S. government agencies – GSE’s	$37,154	$—	$37,154	$—
Mortgage-backed securities – GSE’s	35,954	—	35,954	—
Municipal bonds	8,383	—	8,383	—
Total	$81,491	$—	$81,491	$—

Investment securities available for sale December 31, 2011	Fair value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
U.S. government agencies – GSE’s	$26,412	$—	$26,412	$—
Mortgage-backed securities – GSE’s	35,169	—	35,169	—
Municipal bonds	6,273	—	6,273	—
Total	$67,854	$—	$67,854	$—

Loans

The Company does not record loans at fair value on a recurring basis. However, from time to time, a loan is considered impaired and an allowance for loan losses is established. Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired, management measures impairment in accordance with ASC 310,”Receivables”. The fair value of impaired loans is estimated using one of several methods, including collateral value, liquidation value and discounted cash flows. Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceed the recorded investments in such loans. At December 31, 2012, substantially all of the total impaired loans were evaluated based on the fair value of the collateral. Impaired loans where an allowance is established based on the fair value of collateral require classification in the fair value hierarchy. When the fair value of the collateral is based on an observable market price or a current appraised value, the Company records the impaired loan as nonrecurring Level 2. When an appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price, the Company records the impaired loan as nonrecurring Level 3.
The significant unobservable input used in the fair value measurement of the Company’s impaired loans range between 6 – 55% discount from appraisals for expected liquidation and sales costs.

Foreclosed Real Estate

Foreclosed real estate are properties recorded at the lower of cost or net realizable value, less the estimated costs to sell, at the date of foreclosure. Inputs include appraised values on the properties or recent sales activity for similar assets in the property’s market. Therefore, foreclosed real estate is classified within Level 3 of the hierarchy. At December 31, 2012 total assets classified as foreclosed real estate totaled $2.8 million.
The significant unobservable input used in the fair value measurement of the Company’s foreclosed real estate range between 16 – 20% discount from appraisals for expected liquidation and sales costs.
The following tables summarize quantitative disclosures about the fair value measurement for each category of assets carried at fair value on a nonrecurring basis as of December 31, 2012 and December 31, 2011 (dollars in thousands):

Asset Category December 31, 2012	Fair value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Impaired loans	$8,104	$—	$—	$8,104
Foreclosed real estate	2,833	—	—	2,833
Total	$10,937	$—	$—	$10,937

Asset Category December 31, 2011	Fair value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Impaired loans	$13,353	$—	$—	$13,353
Foreclosed real estate	3,031	—	—	3,031
Total	$16,384	$—	$—	$16,384
As of December 31, 2012, the Bank identified $19.7 million in impaired loans, of which $8.1 million were carried at fair value on a non-recurring basis which included $6.0 million in loans that required a specific reserve of $909,000, and an additional $3.0 million in other loans without specific reserves that had charge-offs. As of December 31, 2011, the Bank identified $24.8 million in impaired loans, of which $13.4 million were carried at fair value on a non-recurring basis which included $9.6 million in loans that required a specific reserve of $1.5 million, and an additional $5.3 million in other loans without specific reserves that had charge-offs.
The following table presents the carrying values and estimated fair values of the Company’s financial instruments at December 31, 2012 and 2011:

	December 31, 2012
	Carrying Amount	Estimated Fair Value	Level 1	Level 2	Level 3
	(dollars in thousands)
Financial assets:
Cash and due from banks	$13,498	$13,498	$13,498	$—	$—
Interest-earning deposits in other banks	97,081	97,081	97,081	—	—
Federal funds sold	3,029	3,029	3,029	—	—
Investment securities available for sale	81,491	81,491	—	81,491	—
Loans, net	359,995	377,591	—	—	377,591
Accrued interest receivable	1,636	1,636	—	—	1,636
Stock in the FHLB	973	973	—	—	973
Other non-marketable securities	1,105	1,105	—	—	1,105
Financial liabilities:
Deposits	$498,559	$507,478	$—	$507,478	$—
Short-term debt	17,848	17,848	—	17,848	—
Long-term debt	12,372	8,451	—	8,451	—
Accrued interest payable	281	281	—	—	281

	December 31, 2011
	Carrying Amount	Estimated Fair Value	Level 1	Level 2	Level 3
	(dollars in thousands)
Financial assets:
Cash and due from banks	$18,478	$18,478	$18,478	$—	$—
Interest-earning deposits in other banks	55,590	55,590	55,590	—	—
Federal funds sold	3,028	3,028	3,028	—	—
Investment securities available for sale	67,854	67,854	—	67,854	—
Loans, net	407,590	424,851	—	—	424,851
Premises and equipment held for sale	1,113	1,113	—	—	1,113
Accrued interest receivable	2,003	2,003	—	—	2,003
Stock in the FHLB	1,248	1,248	—	—	1,248
Other non-marketable securities	1,080	1,080	—	—	1,080
Financial liabilities:
Deposits	$501,377	$509,454	$—	$509,454	$—
Short-term debt	21,877	21,877	—	21,877	—
Long-term debt	14,372	9,661	—	9,661	—
Accrued interest payable	330	330	—	—	330

Cash and Due from Banks, Interest-Earning Deposits in Other Banks and Federal Funds Sold

The carrying amounts for cash and due from banks, interest-earning deposits in other banks and federal funds sold approximate fair value because of the short maturities of those instruments.

Investment Securities Available for Sale

Fair value for investment securities available for sale equals quoted market price if such information is available. If a quoted market price is not available, fair value is estimated using quoted market prices for similar securities.

Loans

For certain homogenous categories of loans, such as residential mortgages, fair value is estimated using the quoted market prices for securities backed by similar loans, adjusted for differences in loan characteristics. The fair value of other types of loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities. However, the values likely do not represent exit prices due to distressed market conditions.

Stock in Federal Home Loan Bank of Atlanta

The fair value for FHLB stock approximates carrying value, based on the redemption provisions of the Federal Home Loan Bank.

Other Non Marketable Securities

The fair value of stock in other non marketable securities is assumed to approximate carrying value.

Premises and Equipment Held for Sale

Premises and equipment held for sale are stated at book value which approximates fair market value.

Deposits

The fair value of demand deposits is the amount payable on demand at the reporting date. The fair values of time deposits are estimated using the rates currently offered for instruments of similar remaining maturities.

Short Term Debt

Short term debt includes FHLB advances with maturities of one year or less and sweep accounts. The fair value of short term FHLB advances is assumed to be approximate carrying value. The fair values of short term debt (sweep accounts that re-price weekly) are based on discounting expected cash flows at the interest rate for debt with the same or similar remaining maturities and collateral requirements.

Long Term Debt

The fair values of long term debt are based on discounting expected cash flows at the interest rate for debt with the same or similar remaining maturities and collateral requirements.

Accrued Interest Receivable and Accrued Interest Payable

The carrying amounts of accrued interest receivable and payable approximate fair value, because of the short maturities of these instruments.

Financial Instruments with Off-Balance Sheet Risk

With regard to financial instruments with off-balance sheet risk, it is not practicable to estimate the fair value of future financing commitments.